ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	$ 1,136		$ 2,706		$ 3,165
Other comprehensive income (loss)	217		203		(221)
Ending balance	4,071		1,136		2,706
Accumulated other comprehensive income (loss)
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	(408)	[1]	(455)	[2]	(414)	[2]
Other comprehensive income (loss)	73	[1]	47	[1]	(41)	[2]
Ending balance	(335)	[1]	(408)	[1]	(455)	[2]
Foreign currency translation
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	(440)		(371)		(343)
Other comprehensive income (loss)	(18)		(69)		(28)
Ending balance	(458)		(440)		(371)
Other
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	32		(84)		(71)
Other comprehensive income (loss)	91		116		(13)
Ending balance	$ 123		$ 32		$ (84)

[1]	See Note 20 for additional information.
[2]	See Note 20 for additional information.